As filed with the Securities and Exchange Commission on March 30,
1998
-----------------------------------------------------------------------------
Registration No. 33-2627
		811-4551

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 43

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
as amended  Amendment No. 43

SMITH BARNEY EQUITY FUNDS
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
_____	immediately upon filing pursuant to Paragraph (b)
_____	On (date) pursuant to paragraph (b)
__x__	60 days after filing pursuant to paragraph (a) (2)
_____	On (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a) (2)
_____	On (date) pursuant to paragraph of rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a
	previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock



SMITH BARNEY EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


SMITH BARNEY EQUITY FUNDS

FORM  N-1A CROSS REFERENCE SHEET
Pursuant to Rule 495(a) Under the Securities Act of 1933, as amended

Part A
Item No				Prospectus Caption


1. Cover Page			Cover Page

2. Synopsis			Prospectus Summary

3. Condensed Financial
   Information			Financial Highlights

4. General Description
   of Registrant			Cover Page
				Prospectus Summary
				Investment Objective
				and Management Policies
				Distributor
				Additional Information

5.Management of
   the Fund			Prospectus Summary
				Management of 	the Trust
				and the Fund
				Distributor
				Additional Information

6. Capital Stock and
    Other Securities		Investment Objective
				and Management Policies
				Dividends, Distributions
				and Taxes
				Additional Information

7. Purchase of Securities
   Being Offered			Valuation of Shares
				Purchase of Shares
				Exchange Privilege
				Redemption of Shares
				Minimum Account Size
				Distributor
				Additional Information

8. Redemption or Repurchase
    of Shares			Purchase of Shares
				Redemption of Shares
				Exchange Privilege

9. Pending Legal
    Proceedings			Not Applicable


Part B


Item No.			Statement of Additional
				Information Caption


10. Cover Page			Cover page

11. Table of Contents		Contents

12. General Information
      and History			Distributor
				Additional Information

13. Investment Objectives
      and Policies			Investment Objectives
				and Management Policies

14. Management of the Fund	Management of the Trust
				and the Funds
				Distributor

15. Control Persons
     and Principal Management
     of the Trust
     and the Funds		Holders of Securities

16. Investment Advisory
      and Other Services		Management of the Trust
				and the Funds
				Distributor

17. Brokerage Allocation	Investment Objectives
				and Management Policies
				Distributor

18. Capital Stock
     and Other Securities		Investment Objectives
				and Management Policies
				Purchase of Shares
				Redemption of Shares
				Taxes

19. Purchase, Redemption
      and Pricing of Securities
being offered		 	Purchase of Shares
				Redemption of Securities Shares
				Valuation of Shares
				Distributor
				Exchange Privilege

20. Tax Status			Taxes

21. Underwriters		Distributor

22.Calculation of
     Performance Data		Performance Data

23. Financial Statements		Financial Statements
Part A
                                   PROSPECTUS


SMITH BARNEY



Large Cap

Blend

Fund



MAY 31, 1997

Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

------------------------------------------------------
--------------------------
Prospectus
May 31, 1997
------------------------------------------------------
--------------------------


      Smith Barney Large Cap Blend Fund
      388 Greenwich Street
      New York, New York 10013
      800-451-2010

      Smith Barney Large Cap Blend Fund (the "Fund") seeks long-term capital growth by investing primarily in the common stock of large capitalization domestic companies.


      The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Equity
Funds (the "Trust"). The
Fund is an open-end management investment company commonly referred to as a mutual fund.

      This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith Barney Financial
Consultant.

      Additional information about the Fund and the Trust is contained in a
Statement of Additional Information dated May 31,
1997, as amended or
supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial
Consultant. The Statement
of Additional Information has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor


Mutual Management Corp.


Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

------------------------------------------------------
--------------------------
Table of Contents
------------------------------------------------------
--------------------------


Prospectus Summary
3
------------------------------------------------------
--------------------------
Financial Highlights
9
------------------------------------------------------
--------------------------
Investment Objective and Management Policies
12
------------------------------------------------------
--------------------------
Valuation of Shares
21
------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes
22
------------------------------------------------------
--------------------------
Purchase of Shares
23
------------------------------------------------------
--------------------------
Exchange Privilege
33
------------------------------------------------------
--------------------------
Redemption of Shares
36
------------------------------------------------------
--------------------------
Minimum Account Size
38
------------------------------------------------------
--------------------------
Performance
39
------------------------------------------------------
--------------------------
Management of the Trust and the Fund
39
------------------------------------------------------
--------------------------
Distributor
40
------------------------------------------------------
--------------------------
Additional Information
41
------------------------------------------------------
--------------------------


======================================================
==========================
      No person has been authorized to give any
information or to make any
representations in connection with this offering other
than those contained in
this Prospectus and, if given or made, such other
information or representations
must not be relied upon as having been authorized by
the Trust or the
distributor. This Prospectus does not constitute an
offer by the Fund or the
distributor to sell or a solicitation of an offer to
buy any of the securities
offered hereby in any jurisdiction to any person to
whom it is unlawful to make
such an offer or solicitation in such jurisdiction.
======================================================
==========================

------------------------------------------------------
--------------------------
Prospectus Summary
------------------------------------------------------
--------------------------

      The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."


Investment Objective The Fund is an open-end, diversified, management investment company that seeks long-term capital growth by investing primarily in the common stock of large capitalization domestic companies. See
"Investment Objective and
Management Policies."


Alternative Purchase Arrangements The Fund offers several classes of shares
("Classes") designed to provide investors with the flexibility of selecting an investment best suited to their needs. The general public is offered three
Classes of shares: Class A shares, Class B shares and Class C shares which differ principally in terms of the sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of
Shares" and "Redemption of Shares."

      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge
("CDSC") of 1.00% on
redemptions made within 12 months of purchase. See
"Prospectus Summary - Reduced
or No Initial Sales Charge."

      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions.
Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The
Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time.
See "Purchase of Shares - Deferred Sales Charge
Alternatives."

      Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribu-

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

tion fee of 0.50% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase.
The CDSC may be waived for certain redemptions. The
Class C shares' distribution
fee may cause that Class to have higher expenses and pay lower dividends than
Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed
$500,000 in the
aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

      Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

      In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes.
Because the Fund's future
return cannot be predicted, however, there can be no assurance that this would be the case.

      Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

      Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange
Privilege." Other Class A share purchases may also be eligible for a reduced initial sales charge.

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

See "Purchase of Shares." Because the ongoing expenses of Class A shares will be lower than those for Class B and Class C shares, purchasers eligible to purchase
Class A shares at net asset value or at a reduced sales charge should consider doing so.

      Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

      See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares,"
"Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

Smith Barney 401(k) and ExecChoice(TM) Programs
Investors may be eligible to
participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation or operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney
ExecChoice(TM) Program. Class A and Class C shares are available without a sales charge as investment alternatives under both plans.
See "Purchase of
Shares-Smith Barney 401(k) and ExecChoice(TM)
Programs."

Purchase of Shares Shares may be purchased through the Fund's distributor, Smith
Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor
Services Group, Inc. ("First
Data"). See "Purchase of Shares."

Investment Minimums Investors in Class A, Class B and
Class C shares may open an
account by making an initial investment of at least
$1,000 for each account, or
$250 for an individual retirement account ("IRA") or a self-employed retirement plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all
Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for
Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum initial investment requirements for the purchases of Fund shares through the Systematic
Investment Plan are described
below. See "Purchase of Shares."

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

Systematic Investment Plan The Fund offers shareholders a Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

Redemption of Shares Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Redemption of Shares."


Management of the Trust and the Fund Mutual Management
Corp. ("MMC"), formerly
known as Smith Barney Mutual Funds Management Inc., serves as the Fund's investment adviser. MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings").
Holdings is a wholly
owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified financial
services company engaged through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance
Services, Life Insurance
Services and Property & Casualty Insurance Services.
MMC also serves as the
Fund's administrator. See "Management of the Trust and the Fund."


Exchange Privilege Shares of a Class may be exchanged for shares of the same class of certain other funds of the Smith Barney
Mutual Funds at the respective
net asset values next determined. See "Exchange
Privilege Services."

Valuation of Shares Net asset value of the Fund for the prior day is generally quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See
"Valuation of Shares."

Dividends and Distributions Dividends from net investment income are paid quarterly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend reinvestments will not be subject to any sales charge or CDSC. Class
B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends,
Distributions and Taxes."

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------


Risk Factors and Special Considerations There can be no assurance that the
Fund's investment objective will be achieved. The Fund may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, purchasing foreign securities, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with when-issued and delayed-delivery transactions and covered option writing are described under
"Investment Objective and Management Policies - Risk
Factors and Special
Considerations."


The Fund's Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's current operating expenses for its most recent fiscal year:

Growth and Income Fund
Class A  Class B  Class C  Class Y
------------------------------------------------------
-----------------------------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
   (as a percentage of offering price)
5.00%    None      None     None
   Maximum CDSC
   (as a percentage of original cost or redemption
   proceeds, whichever is lower)
None*    5.00%     1.00%    None
------------------------------------------------------
-----------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
   Management fees
0.65%    0.65%     0.65%    0.65%
   12b-1 fees**
0.25     0.75      0.75     None
   Other expenses
0.22     0.22      0.21     0.08
------------------------------------------------------
-----------------------------------
TOTAL FUND OPERATING EXPENSES
1.12%    1.62%     1.61%    0.73%
======================================================
===================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

**    Upon conversion of Class B shares to Class A
shares, such shares will no
      longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

      Class A shares of the Fund purchased through the Smith Barney AssetOne
Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

      The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of
Shares." Smith Barney receives an annual 12b-1 service fee of .25% of the value of average daily net assets of Class A shares. Smith
Barney also receives an
annual 12b-1 fee of .75% of the value of average daily net assets of Class B and Class C shares, consisting of a .50% distribution fee and a .25% service fee.
"Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Trust and the Fund."

Growth and Income Fund                 1 year  3 years
5 years  10 years*
======================================================
==========================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return
and (2) redemption at the end of
each time period:
   Class A                              $61      $84
$109     $180
   Class B                               66       81
98      178
   Class C                               27       51
88      191
   Class Y                                7       23
41       91

An investor would pay the following
expenses on the same investment,
assuming the same annual return and
no redemption:
   Class A                               61       85
109      180
   Class B                               16       52
88      178
   Class C                               16       51
88      192
   Class Y                                7       23
41       91
======================================================
==========================

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may result in an actual return greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

------------------------------------------------------
--------------------------
Financial Highlights
------------------------------------------------------
--------------------------

      The following information for the two years ended January 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated
January 31, 1997. The
information for the years ended January 31, 1993 through January 31, 1995, has been audited by other independent auditors. The information set forth below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

For a Class A share of beneficial interest outstanding throughout each year:


Large Cap Blend Fund                         1997
1996(1)    1995    1994(1)  1993(2)
======================================================
================================
Net Asset Value, Beginning of Year         $12.16   $
9.62   $10.36    $ 9.58    $9.50
------------------------------------------------------
--------------------------------
Income (Loss) From Operations:
  Net investment income                      0.19
0.20     0.20      0.20     0.01
  Net realized and unrealized gain (loss)    2.33
2.74    (0.61)     0.81     0.07
------------------------------------------------------
--------------------------------
Total Income (Loss) From Operations          2.52
2.94    (0.41)     1.01     0.08
------------------------------------------------------
--------------------------------
Less Distributions From:
  Net investment income                     (0.20)
(0.20)   (0.19)    (0.23)      --
  Net realized gains                        (0.18)
(0.20)   (0.14)       --       --
------------------------------------------------------
--------------------------------
Total Distributions                         (0.38)
(0.40)   (0.33)    (0.23)      --
------------------------------------------------------
--------------------------------
Net Asset Value, End of Year               $14.30
$12.16   $ 9.62    $10.36    $9.58
------------------------------------------------------
--------------------------------
Total Return++                              20.97%
30.97%   (3.93)%   10.70%    0.84%++
------------------------------------------------------
--------------------------------
Net Assets, End of Year (In millions)      $  133   $
110   $   95    $    4    $   3
------------------------------------------------------
--------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.12%
1.16%    1.41%     1.54%    1.41%+
  Net investment income                      1.48
1.77     1.86      2.00     0.28+
------------------------------------------------------
--------------------------------
Portfolio turnover rate                         9%
15%     127%       79%       1%
======================================================
================================
Average commissions paid on
  equity security transactions(3)          $ 0.06   $
0.06       --        --       --
======================================================
================================


(1)   Per share amounts have been calculated using the
monthly average shares
      method, which more appropriately presents per
share data for this year,
      since use of the undistributed net investment
income method did not accord
      with results of operations.
(2)   For the period from November 6, 1992 (inception
date) to January 31, 1993.
(3)   As of September 1995, the SEC instituted new
guidelines requiring the
      disclosure of average commissions per share.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.
++    Total return represents the aggregate total
return for the period
      indicated and does not reflect any applicable sales charge.

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a Class B share of beneficial interest outstanding throughout each year:


Large Cap Blend Fund                         1997
1996(1)    1995    1994(1)  1993(2)
======================================================
================================
Net Asset Value, Beginning of Year         $12.19   $
9.65   $10.38    $ 9.58   $ 9.50
------------------------------------------------------
--------------------------------
Income (Loss) From Operations
  Net investment income                      0.13
0.14     0.17      0.15    (0.01)
  Net realized and unrealized gain (loss)    2.34
2.75    (0.62)     0.80     0.09
------------------------------------------------------
--------------------------------
Total Income (Loss) From Operations          2.47
2.89    (0.45)     0.95     0.08
------------------------------------------------------
--------------------------------
Less Distributions From:
  Net investment income                     (0.15)
(0.15)   (0.14)    (0.15)      --
  Net realized gains                        (0.18)
(0.20)   (0.14)       --       --
------------------------------------------------------
--------------------------------
Total Distributions                         (0.33)
(0.35)   (0.28)    (0.15)      --
------------------------------------------------------
--------------------------------
Net Asset Value, End of Year               $14.33
$12.19   $ 9.65    $10.38   $ 9.58
------------------------------------------------------
--------------------------------
Total Return++                              20.43%
30.23%   (4.33)%   10.01%    0.84%++
------------------------------------------------------
--------------------------------
Net Assets, End of Year (In millions)      $  137   $
112   $   92    $   68   $   35
------------------------------------------------------
--------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.62%
1.65%    1.90%     1.99%    1.91%+
  Net investment income                      0.98
1.27     1.38      1.55    (0.22)+
------------------------------------------------------
--------------------------------
Portfolio turnover rate                         9%
15%     127%       79%       1%
======================================================
================================
Average commissions paid on
  equity security transactions(3)          $ 0.06   $
0.06       --        --       --
======================================================
================================


(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year, since use of the undistributed net investment income method did not accord with results of operations.

(2) For the period from November 6, 1992 (inception date) to January 31, 1993.

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

++    Total return is not annualized, as it may not be
representative of the
      total return for the year.

+     Annualized.

++    Total return represents the aggregate total
return for the period
      indicated and does not reflect any applicable sales charge.

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a share of each class of beneficial interest outstanding throughout each year:



Class C Shares            Class Y Shares
                                           -----------
--------------     --------------------
Large Cap Blend Fund                         1997
1996(1)  1995(2)        1997   1996(1)(3)
======================================================
=======================================
Net Asset Value, Beginning of Year         $12.19   $
9.65   $ 9.91      $ 12.16    $12.08
------------------------------------------------------
---------------------------------------
Income (Loss) From Operations:
  Net investment income                      0.14
0.13     0.07         0.22        --
  Net realized and unrealized gain (loss)    2.33
2.76    (0.13)        2.36      0.08
------------------------------------------------------
---------------------------------------
Total Income (Loss) from Operations          2.47
2.89    (0.06)        2.58      0.08
------------------------------------------------------
---------------------------------------
Less Distributions From:
  Net investment income                     (0.15)
(0.15)   (0.06)       (0.22)       --
  Net realized gains                        (0.18)
(0.20)   (0.14)       (0.18)       --
------------------------------------------------------
---------------------------------------
Total Distributions                         (0.33)
(0.35)   (0.20)       (0.40)       --
------------------------------------------------------
---------------------------------------
Net Asset Value, End of Year               $14.33
$12.19   $ 9.65      $ 14.34    $12.16
------------------------------------------------------
---------------------------------------
Total Return++                              20.43%
30.23%   (0.58)%++    21.48%     N/A*
------------------------------------------------------
---------------------------------------
Net Assets, End of Year (000s)             $2,958   $
961   $   85      $78,192    $    5
------------------------------------------------------
---------------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.61%
1.62%    1.83%+       0.73%     N/A*
  Net investment income                      0.94
1.11     1.44+        1.73      N/A*
------------------------------------------------------
---------------------------------------
Portfolio Turnover Rate                         9%
15%     127%           9%       15%
======================================================
=======================================
Average commissions paid on
  equity security transactions(4)          $ 0.06   $
0.06       --      $  0.06    $ 0.06
======================================================
=======================================


(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year, since use of the undistributed net investment income method did not accord with results of operations.

(2) For the period from August 15, 1994 (inception date) to January 31, 1995.

(3)   Inception date is January 31, 1996.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

* Information is not meaningful since the class was only open for 1 day.

++    Total return is not annualized, as it may not be
representative of the
      total return for the year.

+     Annualized.

++    Total return represents the aggregate total
return for the period
      indicated and does not reflect any applicable sales charge.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
------------------------------------------------------
--------------------------

      Investment Objective


      The investment objective of the Fund is to seek long-term capital growth.
The Fund's investment objective may be changed only with the approval of a majority of the Fund's outstanding shares. There can be no assurance that the
Fund's investment objective will be achieved.

      The Fund seeks to achieve its investment objective by investing primarily in the common stock of large capitalization companies that exhibit growth and/or value attributes. The Fund may hold securities of companies that are characterized by earnings growth greater than that of the S&P 500. When selecting stocks with growth potential, MMC will evaluate the specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. At the same time, the Fund may hold the securities of companies whose prices are undervalued in the marketplace at the time of purchase. When selecting stocks with value potential MMC may select securities characterized as having below average price to earnings or price to book ratios. The Fund expects to invest primarily in large capitalization companies, generally the 1,000 largest domestic companies as measured by market capitalization. The Fund may also invest up to 20% in the securities of foreign issuers, including American Depositary Receipts or European Depositary Receipts.
Under normal market conditions, the Fund will invest substantially all - but not less than 65% - of its assets in common stock. The
Fund may invest the remainder
of its assets in securities that are convertible into common stock, warrants, high grade money market instruments, as well as in corporate bonds and in United
States government securities, in furtherance of its objective. The Fund also may enter into repurchase agreements, invest in real estate investment trusts, lend portfolio securities, enter into interest rate and stock index futures and related options, purchase or sell securities on a when-issued or delayed-delivery basis and write covered options.


      Additional Investments


      Money Market Instruments. The Fund may, as a cash management tool, hold up to 20% of the value of its assets in cash and invest in short-term instruments and, when MMC believes that market conditions warrant, the Fund may adopt a temporary defensive posture and may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Fund may invest include securities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group
("S&P") or Prime-2 by
Moody's Investors Service, Inc. ("Moody's") or the equivalent from another nationally recognized

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

statistical rating organization ("NRSRO") or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Trust's Board of
Trustees. The NRSROs currently designated as such by the SEC are S&P, Moody's,
Fitch Investors Service, Inc., Duff & Phelps Credit
Rating Co., IBCA Limited and
its affiliate, IBCA, Inc. and Thomson BankWatch. A more detailed discussion of the ratings of NRSROs is contained in the Statement of Additional Information.

      U.S. Government Securities. The U.S. government securities in which the
Fund may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by
U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United
States (such as
certificates issued by the Government National
Mortgage Association); securities
that are supported by the right of the issuer to borrow from the United States
Treasury (such as securities of Federal Home Loan
Banks); and securities that
are supported only by the credit of the
instrumentality (such as bonds issued by Federal National Mortgage Association and the Federal
Home Loan Mortgage
Corporation). Treasury Bills have maturities of less than one year, Treasury
Notes have maturities of one to ten years and Treasury
Bonds generally have
maturities of greater than ten years at the date of issuance.


      Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities.
Although to a lesser extent
than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stocks of the same issuer.


      As fixed-income securities, convertible
securities provide for a stable
stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, convertible securities offer no assurance of current income

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

because the issuers of the securities may default on their obligations.
Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation because securities prices fluctuate.

      Convertible securities generally are
subordinated to other similar but
non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Investment Strategies and Techniques

      In attempting to achieve its investment
objective, the Fund may employ,
among others, one or more of the strategies and techniques set forth below. The
Fund is under no obligation to use any of the strategies or techniques at any given time or under any particular economic condition.
More detailed information
concerning these strategies and techniques and their related risks is contained in the Statement of Additional Information.


      Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period
(usually not more than seven days), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by MMC to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights. MMC, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      Zero Coupon Securities. The Fund may purchase zero coupon bonds which are bonds that pay no interest in cash to their holder during their life, although interest is accrued during that period. A zero coupon bond's value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.


      Lending of Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of portfolio securities, if and when made, by the Fund may not exceed 331/3% of the Fund's total assets, taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
government securities, which
are maintained at all times in an amount equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of MMC the consideration to be earned from such loans would justify the risk.

      Futures and Options on Futures. When deemed advisable by MMC, the Fund may enter into interest rate futures contracts, stock index futures contracts and related options that are traded on a domestic exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates, market conditions and currency values, as the case may be. Stock index futures contracts may also be used to maintain the Fund's desired equity exposure, in lieu of direct stock purchases. All futures and options contracts will be entered into only when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

      An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place.
Similarly, a foreign currency futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a particular currency at a specified price, date, time and place.
Stock index futures
contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. An option on an interest rate, stock index or currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

      The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, index or currency, on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

      With respect to long positions in futures or options on futures, the Fund will set aside cash, short-term U.S. debt obligations or other U.S. dollar denominated high quality short-term money market instruments in an amount equal to the underlying commodity value of those positions.


      When-Issued Securities and Delayed-Delivery
Transactions. The Fund may
purchase and sell securities on a when-issued basis, which calls for the purchase (or sale) of securities at an agreed-upon price on a specified future date The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the
Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the returns obtained on such securities may be higher or lower than the returns available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account consisting of cash debt securities of any grade or equity securities, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by MMC to be liquid

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees ("eligible segregate assets"). Placing securities rather than cash in the segregated account may have a leveraging effect on the
Fund's net assets. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date.

      Covered Option Writing. The Fund may write put and call options on securities. The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Fund has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

      Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Fund's acquisition cost of the security.

      The Fund will write only covered options.
Accordingly, whenever the Fund
writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either (a) deposit with PNC
Bank, National Association ("PNC"), the Trust's custodian, in a segregated account, eligible segregate assets having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the
Fund) or an equivalent number of puts of the same
"class" (that is, puts on the
same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with PNC in a segregated account).

      The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

      The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

      Reverse Repurchase Agreements. In order to generate additional income, the
Fund may engage in reverse repurchase agreement transactions with banks, broker-dealers and other financial intermediaries.
Reverse repurchase agreements
are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. The Fund will maintain segregated accounts with PNC consisting of U.S. government securities, cash or money market instruments that at all time are in an amount equal to their obligations under reverse repurchase agreements.
The Fund will invest the
proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities.

      Risk Factors and Special Considerations

      Investing in the Fund involves special
considerations, such as those
described below:

      Foreign Securities. There are certain risks involved in investing in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments.
These risks include those
resulting from revaluation of currencies, future adverse political and economical developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.
Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

      Fixed-Income Securities. The market value of the Fund's fixed-income obligations can be expected to vary inversely in relation to changes in prevailing interest rates and also may be affected by other market and credit factors. Investors also should recognize that in periods of declining interest rates the yield of an income-oriented fund such as the Fund may be somewhat higher than prevailing market rates, and in periods of rising interest rates the
Fund's yield may be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares probably will be invested in instruments producing lower yields than the balance of its holdings, thereby reducing the Fund's current yield. In periods of rising interest rates the opposite can be expected to occur. In addition, fixed-income securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

      To the extent the Fund purchases mortgage related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of a fund that invests in mortgage related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like those of other debt securities, the values of mortgage related securities, including government and government-related mortgage pools, generally will fluctuate in relation to interest rates.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

      Certain Investment Guidelines

      Up to 15% of the assets of the Fund may be invested in securities and other instruments that are illiquid ("illiquid securities"), although the Fund has no present intention to invest more than 10% of its assets in the aggregate in illiquid securities, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and options thereon for which a liquid secondary market does not exist, (c) time deposits maturing in more than seven calendar days and (d) securities of new and early stage companies whose securities are not publicly traded. In addition, the Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years.


      Portfolio Transactions and Turnover


      Securities held by the Fund ordinarily are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as principal. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.


      Transactions on behalf of the Fund are allocated to various brokers and dealers by MMC in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, brokers and dealers, including
Smith Barney, may be
selected for research, statistical or other services to enable MMC to supplement its own research and analysis with the views and information of other securities firms. The Fund may, from time to time, in accordance with an exemptive order granted by the SEC, enter into principal transactions involving certain money market instruments with Smith Barney and certain Smith
Barney affiliated
dealers.

      The Fund cannot accurately predict its portfolio turnover rate, but anticipates that its annual turnover will not exceed
100%. An annual turnover
rate of 100% would occur if all of the securities held by the Fund were replaced once during a period of one year. MMC will not consider turnover rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies.

------------------------------------------------------
--------------------------
Valuation of Shares
------------------------------------------------------
--------------------------

      The Fund's net asset value per share is
determined as of the close of
regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.


      Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Trustees or its delegates. A security that is traded primarily on a domestic or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price.
Debt securities (other
than U.S. government securities and short-term obligations) are valued by MMC after consultation with independent pricing services approved by the Trustees.
Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost (which involves valuing an investment instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument) whenever the Trustees determine that amortized cost reflects fair value of those investments. An option written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. Short sales of securities, which are not traded on a national securities exchange, are valued at the last asked price.
Alternatively, long positions are
valued at the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. In such event, the futures contract will be valued at a fair market price as determined by or under the direction of the Board of Trustees. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes
------------------------------------------------------
--------------------------

      Dividends and Distributions

      The Fund's policy is to distribute its net investment income (that is, its income other than its net realized capital gains) quarterly, and to declare and pay its net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

      If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

      The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

      Taxes

      The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of its net investment income and capital gains earned will be determined without regard to the earnings on distributions of the other funds of the Trust. The Trust intends for the Fund to qualify each year as a regulated investment company under the Code.
Dividends paid from the
Fund's net investment income and distributions of the Fund's net realized short-term capital gains are taxable to shareholders
(other than IRAs,
self-employed retirement plans and other tax-exempt investors) as ordinary income, regardless of how long shareholders have held their Fund shares and whether the dividends or distributions are received in cash or reinvested in additional Fund shares. Distributions of the Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether the distributions are received in cash or reinvested in additional Fund shares. In addition, as a general rule, a shareholder's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------
--------------------------

      Income received by the Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Fund's shareholders. If (a) the Fund qualifies as a regulated investment company, (b) certain distribution requirements are satisfied and
(c) more than 50% of the
value of the Fund's assets at the close of the taxable year consist of securities of foreign corporations, the Trust may elect, for Federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under Federal income tax principles as paid by the Fund's shareholders. The Fund may qualify for, and the Trust may make, this election in some, but not necessarily all, of the Fund's taxable years. If the Trust were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their Federal tax liabilities, if any, or to deduct such portions from their Federal taxable income, if any. Shortly after any year for which the Trust makes such an election, the Trust will report to the Fund's shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

      Statements as to the tax status of each
shareholder's dividends and
distributions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors about the status of the
Fund's dividends and distributions for Federal, state and local tax liabilities.

------------------------------------------------------
--------------------------
Purchase of Shares
------------------------------------------------------
--------------------------

      General

      The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but with higher ongoing expenses and a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC, and are available only to investors investing a minimum of
$5,000,000 (except for purchases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for which there is no minimum purchase amount). See
"Prospectus Summary - Alternative Purchase
Arrangements" for a discussion of
factors to consider in selecting which Class of shares to purchase.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

      Purchases of shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through First
Data. When purchasing
shares of the Fund, investors must specify whether the purchase is for Class A,
Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

      Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a self-employed retirement plan, in the Fund.
Investors in Class Y shares
may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic
Investment Plan, on a monthly basis the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the
Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B, and Class Cshares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares, for employees of Travelers and its subsidiaries, including Smith Barney or Trustees of the Trust and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Trust's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

      Purchase orders received by the Fund or Smith
Barney prior to the close of
regular trading on the NYSE, on any day on which the Fund calculates its net asset value, are priced according to the net asset value determined on that day.
Orders received by dealers or Introducing Brokers, prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or
Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

      Systematic Investment Plan

      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan.
Under the Systematic Investment Plan, Smith Barney or
First Data is authorized
through preauthorized transfers of at least $25 on a monthly basis or at least
$50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic
Investment Plan also
authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account.
Additional information is
available from the Fund or a Smith Barney Financial
Consultant.

      Initial Sales Charge Alternative - Class A
Shares

      The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                      Sales Charge as  Sales Charge as
Dealers
                           % of          % of Amount
Reallowance as
Amount of Investment  Offering Price      Invested
% of Offering Price
------------------------------------------------------
---------------------
Less than $25,000          5.00%            5.26%
4.50%
$25,000-$49,999            4.00             4.17
3.60
$50,000-$99,999            3.50             3.63
3.15
$100,000-$249,999          3.00             3.09
2.70
$250,000-$499,999          2.00             2.04
1.80
$500,000 and more           *                *
*
======================================================
=====================

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of
      1.00% on redemptions made within 12 months of purchase. The CDSC on Class
      A shares is payable to Smith Barney, which compensates Smith Barney
      Financial Consultants and other dealers whose clients make purchases of
      $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred
      Sales Charge Alternatives" and "Waivers of
CDSC."

      Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

      The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

      Initial Sales Charge Waivers

      Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and
employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds (including retired Board Members and employees);
the immediate families of
such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii)employees of members of the National
Association of Securities
Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase.
(b) offers of Class A
shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of
Class A shares by any client of a newly employed Smith
Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial
Consultant's employment with Smith Barney), on the condition the purchase of
Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior employer, (ii)
was sold to the client by the Financial Consultant and
(iii) was subject to a
sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k)plan enrolled in the Smith
Barney 401(k) Program
(Note:subsequent investments will be subject to the applicable sales charge);
(g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith
Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchaser would qualify for the elimination of the sales charge.

      Right of Accumulation

      Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith
Barney that are offered
with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

      Group Purchases

      Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative - Class A
Shares," and will be based
upon the aggregate sales of Class A shares of Smith
Barney Mutual Funds offered
with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailing to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of
Smith Barney.

      Letter of Intent

      Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal.
If the goal is not
achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a
Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

      Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 of Class Y shares of the
Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same
Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's
Class A shares, which may include a CDSC of 1.00%. The
Fund expects that such
transfer will not be subject to Federal income taxes.
Please contact a Smith
Barney Financial Consultant or First Data for further information.

      Deferred Sales Charge Alternatives

      "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b)
Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC
Shares, shares redeemed more than 12 months after their purchase.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

      Class C shares and Class A shares that are CDSC
Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase.
In circumstances in which
the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k)
Program, as described below.
See "Purchase of Shares - Smith Barney 401(k) and Exec
Choice(TM) Programs."

        Year Since Purchase
        Payment was Made
CDSC
======================================================
==========================
        First
5.00%
        Second
4.00
        Third
3.00
        Fourth
2.00
        Fifth
1.00
        Sixth and thereafter
0.00
======================================================
==========================

      Class B shares automatically will convert to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class
B Dividend Shares) owned
by the shareholder. See "Prospectus Summary
Alternative Purchase Arrangements -
Class B Shares Conversion Feature."

      The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual
Funds, and Fund shares being
redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

      To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired five additional shares through dividend reinvestment.
During the 15th month after the
purchase, the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share).
The

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500
redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

      Waivers of CDSC

      The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see
"Automatic Cash Withdrawal Plan") provided, however, that automatic cash withdrawals in amounts equal to or less than 2% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise.
In addition, a
shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

      CDSC waivers will be granted subject to
confirmation (by Smith Barney in
the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

      Smith Barney 401(k) and ExecChoice(TM) Programs

      Investors may be eligible to participate in the Smith Barney 401(k)
Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

      The Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM)
Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating
Plan has made an initial
investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

      Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of
Class A shares of one or more funds of the Smith
Barney Mutual Funds.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

      Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith
Barney Mutual Funds.

      401(k) and ExecChoice(TM) Plans Opened On or
After June 21, 1996. If, at
the end of the fifth year after the date the Participating Plan enrolled in the
Smith Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program, a
Participating Plan's total Class C holdings in all non-money market Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith
Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.)
Such Participating Plans will
be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

      401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k)
Program, if its total
Class C holdings in all non-money market Smith Barney
Mutual Funds equal at
least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

      Any Participating Plan in the Smith Barney
401(k) or ExecChoice(TM)
Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM)
Program. Such Plans will
be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating
Plan will not be eligible
to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

      Participating Plans wishing to acquire shares of the Fund through the
Smith Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program must
purchase

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

such shares directly from First Data. For further information regarding these
Programs, investors should contact a Smith Barney
Financial Consultant.

      Existing 401(k) Plans Investing in Class B
Shares. Class B shares of the
Fund are not available for purchase by Participating
Plans opened on or after
June 21, 1996, but may continue to be purchased by any Participating Plan in the
Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k)
Program.

      At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a
Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the
Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating
Plan will have the same
conversion feature as Class B shares held by other investors. See "Purchase of
Shares -- Deferred Sales Charge Alternatives."

      No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k)
Program, unlike the
applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

      The CDSC will be waived on redemptions of Class
B shares in connection
with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan;
(e) hardship of an
employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

------------------------------------------------------
--------------------------
Exchange Privilege
------------------------------------------------------
--------------------------

Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the following
funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class A, Class B and
Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

   Fund Name

   Growth Funds

   Smith Barney Aggressive Growth Fund Inc.
   Smith Barney Appreciation Fund Inc.
   Smith Barney Fundamental Value Fund Inc.
   Smith Barney Growth Opportunity Fund
   Smith Barney Managed Growth Fund
   Smith Barney Natural Resources Fund
   Smith Barney Special Equities Fund

   Growth and Income Funds

   Concert Social Awareness Fund
   Smith Barney Convertible Fund
   Smith Barney Funds, Inc.--Equity Income Portfolio
   Smith Barney Premium Total Return Fund
   Smith Barney Utilities Fund

   Taxable Fixed-Income Funds

  *Smith Barney Adjustable Rate Government Income Fund
   Smith Barney Diversified Strategic Income Fund
+++Smith Barney Funds, Inc.--Short-Term U.S. Treasury
Securities Portfolio
   Smith Barney Funds, Inc.--U.S. Government
Securities Portfolio
   Smith Barney Government Securities Fund
   Smith Barney High Income Fund
   Smith Barney Investment Grade Bond Fund
   Smith Barney Managed Governments Fund Inc.

   Tax-Exempt Funds

   Smith Barney Arizona Municipals Fund Inc.
   Smith Barney California Municipals Fund Inc.
 **Smith Barney Intermediate Maturity California
Municipals Fund
 **Smith Barney Intermediate Maturity New York
Municipals Fund
   Smith Barney Managed Municipals Fund Inc.
   Smith Barney Massachusetts Municipals Fund
   Smith Barney Muni Funds--Florida Portfolio
   Smith Barney Muni Funds--Georgia Portfolio

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

 **Smith Barney Muni Funds--Limited Term Portfolio
   Smith Barney Muni Funds--New York Portfolio
   Smith Barney Muni Funds--Pennsylvania Portfolio
   Smith Barney New Jersey Municipals Fund Inc.
   Smith Barney Oregon Municipals Fund
   Smith Barney Tax-Exempt Income Fund

   International Funds

   Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio
   Smith Barney World Funds, Inc. -- European
Portfolio
   Smith Barney World Funds, Inc. -- Global Government
Bond Portfolio
   Smith Barney World Funds, Inc. -- International
Balanced Portfolio
   Smith Barney World Funds, Inc. -- International
Equity Portfolio
   Smith Barney World Funds, Inc. -- Pacific Portfolio

   Smith Barney Concert Allocation Series, Inc.

   Smith Barney Concert Allocation Series, Inc. --
Balanced Portfolio
   Smith Barney Concert Allocation Series, Inc. --
Conservative Portfolio
   Smith Barney Concert Allocation Series, Inc. --
Growth Portfolio
   Smith Barney Concert Allocation Series, Inc. --
High Growth Portfolio
   Smith Barney Concert Allocation Series, Inc. --
Income Portfolio

   Money Market Funds

 ++Smith Barney Exchange Reserve Fund
+++Smith Barney Money Funds, Inc.--Cash Portfolio
+++Smith Barney Money Funds, Inc.--Government
Portfolio
***Smith Barney Money Funds, Inc.--Retirement
Portfolio
  +Smith Barney Municipal Money Market Fund, Inc.
  +Smith Barney Muni Funds -- California Money Market
Portfolio
  +Smith Barney Muni Funds -- New York Money Market
Portfolio

======================================================
==========================

* Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
      Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

**    Available for exchange with Class A, Class C and
Class Y shares of the
      Fund.

***   Available for exchange with Class A shares of
the Fund.

+     Available for exchange with Class A and Class Y
shares of the Fund.

++    Available for exchange with Class B and Class C
shares of the Fund.

+++   Available for exchange with Class A and Class Y
shares of the Fund. In
      addition, participating plans opened prior to June 21, 1996 and investing in Class C shares may exchange Fund shares for Class C shares of this fund.

      Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be deemed
to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

      Class C Exchanges. Upon an exchange, the new
Class C shares will be deemed
to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

      Class A and Class Y Exchanges. Class A and Class
Y shareholders of the
Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.


      Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, MMC will notify Smith
Barney, and the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith
Barney Mutual Funds ordinarily available, which position the shareholder would expect to maintain for a significant period of time.
All relevant factors will
be considered in determining what constitutes an abusive pattern of exchanges.


      Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares -- Telephone Redemption and
Exchange Program." Exchanges
will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

------------------------------------------------------
--------------------------
Redemption of Shares
------------------------------------------------------
--------------------------

      The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

      If a shareholder holds shares in more than one
Class, any request for
redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances.
Generally, if the redemption
proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

      Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial
Consultant. Shares other than those
held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

      Smith Barney Growth and Income Fund
      Class A, B, C or Y (please specify)
      c/o First Data Investor Services Group, Inc.
      P.O. Box 5128
      Westborough, Massachusetts 01581-5128

      A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve
System or member firm of a
national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

      Automatic Cash Withdrawal Plan

      The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable
CDSC will not be waived on
amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7,
1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed
2.00% per month of the value of the shareholder's shares subject to the CDSC.)
For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

      Telephone Redemption and Exchange Program

      Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact
First Data at 1-800-331-1710. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire
Authorization Form, along with a
signature guarantee that will be provided by First
Data upon request.
(Alternatively, an investor may authorize telephone redemption on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

      Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-331-1710. Such requests may be made between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day the NYSE is open.
Redemption requests received
after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be,

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal
Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

      Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged.
Such exchange requests may
be made by calling First Data at 1-800-331-1710 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

      Additional Information regarding Telephone
Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions
(for example, a
shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

------------------------------------------------------
--------------------------
Minimum Account Size
------------------------------------------------------
--------------------------

      The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size). The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

------------------------------------------------------
--------------------------
Performance
------------------------------------------------------
--------------------------

      Total Return

      From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied by nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

------------------------------------------------------
--------------------------
Management of the Trust and the Fund
------------------------------------------------------
--------------------------

      Board of Trustees

      Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the
Fund, including agreements with the Trust's distributor, custodian and transfer agent and the Fund's investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and the executive officers of the Fund.

------------------------------------------------------
--------------------------
Management of the Trust and the Fund (continued)
------------------------------------------------------
--------------------------


      Investment Adviser -- MMC

      MMC, located at 388 Greenwich Street, New York,
New York 10013, serves as
the Fund's investment adviser pursuant to a transfer of the investment advisory agreement effective November 7, 1994, from its affiliate, Mutual Management
Corp., also a wholly owned subsidiary of Holdings. MMC renders investment advice to investment companies that had aggregate assets under management as of January
31, 1997 in excess of $80 billion.

      Subject to the supervision and direction of the Trust's Board of Trustees,
MMC manages the Fund's portfolio in accordance with the Fund's investment objective and policies and makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays
MMC a fee at the annual
rate of .45% of the value of the Fund's average daily net assets.


      Portfolio Management

      R. Jay Gerken, Managing Director of Smith
Barney, has served as Investment
Officer of the Fund since it commenced operations and manages the day-to-day operations of the Fund, including making all investment decisions.

      Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended January 31, 1997 is included in the Annual Report dated January 31, 1997.
A copy of the Annual
Report may be obtained upon request and without charge from a Smith Barney
Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

      Administrator


      MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund pays
MMC a fee at an annual rate of .20% of the value of the Fund's average daily net assets.


------------------------------------------------------
--------------------------
Distributor
------------------------------------------------------
--------------------------

      Smith Barney is located at 388 Greenwich Street,
New York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A,

------------------------------------------------------
--------------------------
Distributor (continued)
------------------------------------------------------
--------------------------

Class B and Class C shares of the Fund at the annual rate of 0.25% of the value of the average daily net assets of the respective
Class. Smith Barney is also
paid an annual distribution fee with respect to Class
B and Class C shares at
the annual rate of 0.50% of the value of the average daily net assets attributable to those Classes. Class B shares which automatically convert to
Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its
Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include:
advertising expenses; the cost
of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sale promotion expenses.

      The payments to Smith Barney Financial
Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial
Consultants may receive
different levels of compensation for selling different
Classes of shares.

      Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred.
The Trust's Board of
Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------
--------------------------
Additional Information
------------------------------------------------------
--------------------------

      The Trust was organized on January 8, 1986 under the laws of the
Commonwealth of Massachusetts and is a business entity commonly known as a
"Massachusetts business trust." The Trust offers shares of beneficial interest of separate funds with a par value of $.001 per share.
The Fund offers shares of
beneficial interest currently classified into four
Classes - A, B, C and Y. Each
Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b) the effect of the
respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each
Class; (e) voting rights on matters

------------------------------------------------------
--------------------------
Additional Information (continued)
------------------------------------------------------
--------------------------

exclusively affecting a single Class; (f) the exchange privilege of each Class;
and (g) the conversion feature of the Class B shares.
The Trust's Board of
Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The
Trustees, on an ongoing
basis, will consider whether any such conflict exists and, if so, take appropriate action.

      The Trust does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shareholders of record owning no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.

      When matters are submitted for shareholder vote, shareholders of each
Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except (a) matters affecting only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote or
(b) when the 1940 Act
requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except for matters affecting the interests of one Class of shares.

      PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania
19103, and serves as custodian of the Fund's investments.

      First Data is located at Exchange Place, Boston,
Massachusetts 02109, and
serves as the Trust's transfer agent.

      The Trust sends shareholders of the Fund a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the
Fund's printing and mailing costs, the Trust plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact a Smith Barney Financial
Consultant or First Data.

Smith Barney

                                                A
Member of TravelersGroup{LOGO]



Smith Barney

Large Cap

Blend

Fund



388 Greenwich Street

New York, New York 10013



FD 0250 5/97

Part B

The Statement of Additional Information filed on May 29, 1997 with Post-Effective Amendment No. 41 to the Fund's Registration Statement (Accession No. 0000091155-97-000258), is incorporated by reference in its entirety.

Part C

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

	Included in Part A:

	Financial Highlights

	Included in Part B:

The Registrant's Annual Reports for
the fiscal year ended January 31,
1997 and the Report of Independent
Accountants was filed pursuant to
Rule 30b-2 of the 1933 Act, on April
18, 1997 as accession number 91155-
96-000161.

Included in Part C:

(b)	Exhibits

All references are to the Registrant's
registration statement on Form N-1A (the "Registration
Statement") as filed with the Securities and Exchange
Commission (the "SEC") on January 9, 1986 (File Nos.
33-2627 and 811-4551).

(1)(a)	Amended and Restated Master Trust
	Agreement and all Amendments are incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on January 31, 1994
	("Post-Effective Amendment No. 26").

    (b)	Amendment dated October 14, 1994 and
	Form of Amendment to Amended and Restated Master Trust
	Agreement are incorporated by reference to Post-
	Effective Amendment No. 29 to the Registration
	Statement filed on November 7, 1994 ("Post-Effective
	Amendment No. 29").

(2)	Registrant's By-Laws are incorporated by
	reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on February 25, 1986
	("Pre-Effective Amendment No. 1").

(3)	Not applicable.

(4)	Form of share certificate for Class A, B,
	C and Y shares will be filed by amendment.

(5)(a)	Investment Advisory Agreement
	between Registrant and Smith Barney Strategy Advisers Inc., with respect to Concert Social Awareness Fund, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on January 30, 1996 ("Post-Effective Amendment No. 31").

    (b)	Investment Advisory Agreement
	between Registrant and Greenwich Street Advisors
	(relating to the Growth and Income Fund) dated May 22,
	1993  is incorporated by reference to Post-Effective
	Amendment No. 26.


(6)	Distribution Agreement between Registrant
	and Smith Barney Shearson dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
	No. 26.

(7)	Not applicable.

(8)	Custodian Agreement between Registrant and
	PNC Bank, National Association ("PNC Bank") is ncorporated by reference to Post-Effective Amendment
	No. 31.

(9)(a)	Administration Agreements between
	Registrant and MMC (relating to the Growth and Income Fund and Strategic Investors Fund) dated May 4,
	1994 are incorporated by reference to Post-
	Effective Amendment No. 29

    (b)	Transfer Agency Agreement between
	Registrant and First Data Investor Services Group
	(formerly The Shareholder Services Group, Inc.) dated
	August 5, 1993  is incorporated by reference to Post-
	Effective Amendment No. 26.

(10)	Opinion of Robert A. Vegliante, Deputy General
	Counsel of Smith Barney Mutual Funds Management Inc.
	filed with the Registrant's rule 24-f2 (Accession No.
	000091155-97-000182) is incorporated by reference.

(11)	Not Applicable

(12)	Not Applicable.

(13)	Not Applicable

(14)(a)	Prototype Defined Contribution Plan
	relating to 401(k) program is incorporated by
	reference to Post-Effective Amendment No. 33.
      (b)	Form of Individual Retirement
	Account Disclosure Statement is incorporated by reference to Post-Effective Amendment No. 33.

(15)	Amended Services and Distribution Plans
	pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth and Income Fund and
	Concert Social Awareness Fund are incorporated by reference to Post-Effective Amendment No. 29.

(16)	Performance information is incorporated by
	reference to Post-Effective Amendments No. 9 and 10.

(17)	Not Applicable

(18)	Plan pursuant to Rule 18f-3 is
	incorporated by reference to Post-Effective Amendment
	No. 31.


Item 25	 	Persons Controlled by or Under
		Common Control with Registrant

	None.



Item 26		Not Applicable


Item 27		Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the
Registration Statement.


Item 28(a)	Business and Other Connections of
Investment Adviser

Investment Adviser - - Mutual Management Corp. ("MMC")
(formerly known as Smith Barney Mutual Funds
Management Inc.),
was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings")
(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM
ADV filed by MMC pursuant to the Advisers Act (SEC
File No. 801-8314).

Item 29.	Principal Underwriters

(a) Smith Barney Inc. ("Smith Barney ") acts as principal underwriter for Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings.
On June 1, 1994, Smith Barney changed its name from
Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

Item 30	.	Location of Accounts and Records

(1)	Smith Barney Inc.
	388 Greenwich Street
	New York, New York  10013

(2)	Smith Barney Equity Funds
	388 Greenwich Street
	New York, New York  10013

(3)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013

(4)	Smith Barney Strategy Advisers Inc.
	388 Greenwich Street
	New York, New York  10013

(5)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA  19103

(6)	First Data Investor Services Group
	One Exchange Place
	Boston, Massachusetts  02109

Item 31	Management Services

	Not Applicable.


Item 32	Undertakings

(a) The Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in to do so by the holders of at least 10% of Registrant's outstanding shares.
Registrant undertakes further, in
connection with the meeting, to comply
with the provisions of Section 16(c) of
+the 1940 Act relating to communications with the shareholders of certain common-law trusts.

SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, as amended, and the Investment Company
Act of 1940, as amended, the Registrant, SMITH BARNEY
EQUITY FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 30th day of
March, 1998.

	SMITH BARNEY EQUITY FUNDS

By: /s/ Heath B. McLendon
Heath B. McLendon,
Chairman of the Board

Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title			Date


/s/ Heath B. McLendon		Chairman of
Heath B. McLendon		the Board		3/30/98
				Chief Executive
				Officer


/s/ Lewis E. Daidone		Senior Vice
Lewis E. Daidone		President and		3/30/98
				Treasurer
				Chief Financial
				and Accounting Officer


/s/ Lee Abraham*		Trustee			3/30/98
Lee Abraham

/s/ Allan J. Bloostein*		Trustee			3/30/98
Allan J. Bloostein

/s/ Richard E. Hanson*		Trustee			3/30/98
Richard E. Hanson

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated
October 27, 1992.


/s/ Heath B. McLendon
Heath B Mclendon

EXHIBITS

Description of Exhibits

Cover Letter to SEC